Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial
	Colin James Deller - PEO		Brent Hinds - Non-PEO NEO		Fixed $100
	Summary		Summary		Investment
	Compensation	Compensation	Compensation	Compensation	Based on Total
	Table Total for	Actually Paid	Table Total for	Actually Paid	Shareholder	Net Loss
Year	PEO(1)	to PEO(2)	PEO(1)	to PEO(3)	Return ("TSR")(4)	(thousands)(5)
2025	$547,341	$(732,436)	$311,787	$137,790	$103.75	$(5,496)
2024	$475,256	$675,923	$304,797	$314,123	$268.66	$(5,299)
2023	$527,309	$475,067	$305,417	$304,354	$207.09	$(5,194)

(1)	Represent the amounts of total compensation reported for our PEO and non-PEO NEO during each corresponding year in the “Total” column of the Summary Compensation Table above.
(2)	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year		For Awards Granted in Prior Years
					Add: Changes in	Add: Changes in
	Summary	Subtract:	Add: Fair Value	Add: Fair Value	Fair Value (Positive	Fair Value (Positive	Subtract: Fair Value
	Compensation	Accrued Bonus	of Equity Awards	of Equity Awards	or Negative) for	or Negative) for	for Equity Awards	Compensation
	Table Total	and Equity Awards	Granted and	Granted and	Equity Awards that	Equity Awards that	that Failed to Meet	Actually Paid
Year	for PEO	for PEO	Unvested	Vested	Remain Unvested	Vested	Vesting Criteria	to PEO
2025	$547,341	$(157,280)	$—	$86,821	$(344,721)	$(864,597)	$—	$(732,436)
2024	$475,256	$(86,821)	$—	$138,988	$128,700	$19,800	$—	$675,923
2023	$527,309	$(138,989)	$—	$86,747	$—	$—	$—	$475,067

(3)	Represents the amount of “compensation actually paid” to our Non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year		For Awards Granted in Prior Years
					Add: Changes in	Add: Changes in
	Summary	Subtract: Accrued	Add: Fair Value	Add: Fair Value	Fair Value (Positive	Fair Value (Positive	Subtract: Fair Value
	Compensation	Bonus and	of Equity Awards	of Equity Awards	or Negative) for	or Negative) for	for Equity Awards	Compensation
	Table Total	Equity Awards	Granted and	Granted and	Equity Awards that	Equity Awards that	that Failed to Meet	Actually Paid
Year	for Non-PEO	for Non-PEO	Unvested	Vested	Remain Unvested	Vested	Vesting Criteria	to Non-PEO
2025	$311,787	$(55,812)	$—	$44,124	$(46,994)	$(115,315)	$—	$137,790
2024	$304,797	$(71,039)	$23,999	$50,695	$6,684	$(1,013)	$—	$314,123
2023	$305,417	$(71,780)	$24,000	$46,717	$—	$—	$—	$304,354

(4)	TSR for each of the 2025, 2024 and 2023 fiscal years is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on December 30, 2022, the last trading day before the beginning of our fiscal year ended December 31, 2023, through and including the end of the respective listed fiscal years. No dividends were paid in the 2025, 2024 or 2023 fiscal years.
(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable years.

PEO Total Compensation Amount	$ 547,341	$ 475,256	$ 527,309
PEO Actually Paid Compensation Amount	$ (732,436)	675,923	475,067
Adjustment To PEO Compensation, Footnote
(2)	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year		For Awards Granted in Prior Years
					Add: Changes in	Add: Changes in
	Summary	Subtract:	Add: Fair Value	Add: Fair Value	Fair Value (Positive	Fair Value (Positive	Subtract: Fair Value
	Compensation	Accrued Bonus	of Equity Awards	of Equity Awards	or Negative) for	or Negative) for	for Equity Awards	Compensation
	Table Total	and Equity Awards	Granted and	Granted and	Equity Awards that	Equity Awards that	that Failed to Meet	Actually Paid
Year	for PEO	for PEO	Unvested	Vested	Remain Unvested	Vested	Vesting Criteria	to PEO
2025	$547,341	$(157,280)	$—	$86,821	$(344,721)	$(864,597)	$—	$(732,436)
2024	$475,256	$(86,821)	$—	$138,988	$128,700	$19,800	$—	$675,923
2023	$527,309	$(138,989)	$—	$86,747	$—	$—	$—	$475,067

Non-PEO NEO Average Total Compensation Amount	$ 311,787	304,797	305,417
Non-PEO NEO Average Compensation Actually Paid Amount	$ 137,790	314,123	304,354
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Represents the amount of “compensation actually paid” to our Non-PEO NEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:

			For Awards Granted During the Year		For Awards Granted in Prior Years
					Add: Changes in	Add: Changes in
	Summary	Subtract: Accrued	Add: Fair Value	Add: Fair Value	Fair Value (Positive	Fair Value (Positive	Subtract: Fair Value
	Compensation	Bonus and	of Equity Awards	of Equity Awards	or Negative) for	or Negative) for	for Equity Awards	Compensation
	Table Total	Equity Awards	Granted and	Granted and	Equity Awards that	Equity Awards that	that Failed to Meet	Actually Paid
Year	for Non-PEO	for Non-PEO	Unvested	Vested	Remain Unvested	Vested	Vesting Criteria	to Non-PEO
2025	$311,787	$(55,812)	$—	$44,124	$(46,994)	$(115,315)	$—	$137,790
2024	$304,797	$(71,039)	$23,999	$50,695	$6,684	$(1,013)	$—	$314,123
2023	$305,417	$(71,780)	$24,000	$46,717	$—	$—	$—	$304,354

Total Shareholder Return Amount	$ 103.75	268.66	207.09
Net Income (Loss)	(5,496,000)	(5,299,000)	(5,194,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(157,280)	(86,821)	(138,989)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,721)	128,700
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,821	138,988	86,747
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(864,597)	19,800
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(55,812)	(71,039)	(71,780)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,999	24,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,994)	6,684
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,124	50,695	$ 46,717
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (115,315)	$ (1,013)